Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt
Long-Term Debt

Puget Sound Energy (Dollars in Thousands)
First Mortgage Bonds, Pollution Control Bonds , Senior Notes and Junior Subordinated Notes
		At December 31,					At December 31,
Series	Due	2011	2010	Series		Due	2011	2010
7.690%	2011	$—	$260,000	5.000%	[1]	2031	$138,460	$138,460
6.830%	2013	3,000	3,000	5.100%	[1]	2031	23,400	23,400
6.900%	2013	10,000	10,000	5.483%		2035	250,000	250,000
5.197%	2015	150,000	150,000	6.724%		2036	250,000	250,000
7.350%	2015	10,000	10,000	6.274%		2037	300,000	300,000
7.360%	2015	2,000	2,000	5.757%		2039	350,000	350,000
6.750%	2016	250,000	250,000	5.764%		2040	250,000	250,000
6.740%	2018	200,000	200,000	5.795%		2040	325,000	325,000
9.570%	2020	—	25,000	4.434%		2041	250,000	—
7.150%	2025	15,000	15,000	5.638%		2041	300,000	—
7.200%	2025	2,000	2,000	4.700%		2051	45,000	—
7.020%	2027	300,000	300,000	6.974%	[2]	2067	250,000	250,000
7.000%	2029	100,000	100,000
Total PSE long-term debt							$3,773,860	$3,463,860
Unamortized discount on senior notes							(15)	—
Net PSE long-term debt							$3,773,845	$3,463,860
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1.	Pollution Control Bonds

2.	Junior Subordinated Notes

Puget Energy		At December 31,
(Dollars in Thousands)	Due	2011	2010
PSE long-term debt	Various	$3,773,845	$3,463,860
Fair value adjustment of PSE long-term debt [1]		(276,322)	(284,187)
Term-loan	2014	298,000	782,000
Capital expenditures facility	2014	545,000	258,000
6.500% senior secured note	2020	450,000	450,000
6.000% senior secured note	2021	500,000	—
Original discount on Puget Energy term-loan and capital expenditures facility	N/A	(13,144)	(26,947)
Unamortized discount on senior secured note	N/A	(12)	(13)
Total Puget Energy long-term debt		$5,277,367	$4,642,713
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1.	For additional information regarding fair value adjustments, see Note 3

Puget Sound Energy Long-Term Debt
PSE has in effect a shelf registration statement under which it may issue, from time to time, senior notes secured by first mortgage bonds.  The Company remains subject to the restrictions of PSE’s indentures and credit agreements on the amount of first mortgage bonds that PSE may issue.
On November 22, 2011, PSE issued $45.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 40 years and an interest rate of 4.700%.  Net proceeds from the offering were used to repay a $25.0 million PSE bond maturing in 2020, with an interest rate of 9.570%
On November 16, 2011, PSE issued 250 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 4.434%.  Net proceeds from the offering were used to repay short-term indebtedness under PSE’s capital expenditure credit facility.
On March 25, 2011, PSE issued 300 million of senior notes secured by first mortgage bonds.  The notes have a term of 30-years and an interest rate of 5.638%.  Net proceeds from the note offering were used by PSE to repay short-term debt outstanding under its capital expenditures credit facility, which debt was incurred to fund utility capital expenditures and replenish cash used to repay the February 2011 maturity of $260.0 million of medium-term notes with a 7.69% interest rate.
On June 29, 2010, PSE issued $250.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 5.764%.  Net proceeds from the note offering were used to repay $7.0 million of medium-term notes with a 7.12% interest rate that matured on September 13, 2010 and to repay short-term debt outstanding under the $400.0 million capital expenditure credit facility.
On March 8, 2010, PSE issued $325.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 5.795%.  Net proceeds from the offering were used to replenish funds utilized to repay $225.0 million of senior medium-term notes which matured on February 22, 2010 and carried a 7.96% interest rate.  Remaining net proceeds were used to pay down debt under PSE’s capital expenditure credit facility.
Substantially all utility properties owned by PSE are subject to the lien of the Company’s electric and natural gas mortgage indentures.  To issue additional first mortgage bonds under these indentures, PSE’s earnings available for interest must exceed certain minimums as defined in the indentures.  At December 31, 2011, the earnings available for interest exceeded the required amount.

Puget Sound Energy Pollution Control Bonds
PSE has two series of Pollution Control Bonds outstanding.  Amounts outstanding were borrowed from the City of Forsyth, Montana who obtained the funds from the sale of Customized Pollution Control Refunding Bonds issued to finance pollution control facilities at Colstrip Units 3 & 4.
Each series of bonds is collateralized by a pledge of PSE’s first mortgage bonds, the terms of which match those of the Pollution Control Bonds.  No payment is due with respect to the related series of first mortgage bonds so long as payment is made on the Pollution Control Bonds.

Puget Energy Long-Term Debt
On June 3, 2011, Puget Energy issued $500.0 million of senior secured notes.  The notes are secured by an interest in substantially all of Puget Energy’s assets, which consists mainly of all the issued and outstanding stock of PSE and the stock of Puget Energy held by Puget Equico LLC (Puget Equico).  The notes mature on September 1, 2021 and have an interest rate of 6.0%.  Net proceeds from the note offering were used by Puget Energy to repay $484.0 million of its 5-year term-loans and $9.9 million to unwind three outstanding interest rate swaps.
On December 6, 2010, Puget Energy issued $450.0 million of senior secured notes.  The notes have a term of 10 years and an interest rate of 6.5%.  The notes are secured by an interest in substantially all of Puget Energy’s assets, which consists mainly of all the issued and outstanding stock of PSE and the stock of Puget Energy held by Puget Equico.  The notes contain a change of control provision pursuant to which holders of the notes may have the right to require Puget Energy to repurchase all or any part of the notes at a purchase price in cash equal to 101.0% of the principal amount of the notes, plus accrued and unpaid interest.  Net proceeds from the note offering were used by Puget Energy to repay a portion of Puget Energy’s $1.225 billion 5-year term loan.
At the time of the merger in February 2009, Puget Energy entered into a $1.225 billion 5-year term-loan and a $1.0 billion credit facility for funding capital expenditures.  As of December 31, 2011, Puget Energy had fully drawn the 5-year term-loan which, after previous repayments, had a remaining outstanding balance of $298.0 million. Also, as of December 31, 2011, Puget Energy had drawn $545.0 million under the $1.0 billion capital expenditure facility.  The term-loan and capital expenditure facility mature in February 2014.  These credit agreements contain usual and customary affirmative and negative covenants which are similar to PSE’s credit facilities.  Puget Energy’s credit agreements contain financial covenants based on the following three ratios:  cash flow interest coverage, cash flow to net debt outstanding and debt service coverage (cash available for debt service to borrower interest), each as specified in the facilities.  Puget Energy certifies its compliance with these covenants each quarter.  As of December 31, 2011, Puget Energy was in compliance with all applicable covenants.
In May 2010, Puget Energy’s credit facilities were amended, in part, to include a provision for the sharing of collateral with future note holders when notes are issued to repay and reduce the size of the credit facilities.
These facilities contain similar terms and conditions and are syndicated among numerous committed lenders.  The agreements provide Puget Energy with the ability to borrow at different interest rate options and include variable fee levels.  Borrowings may be at the bank’s prime rate or at floating rates based on London Interbank Offered Rate (LIBOR) plus a spread based upon Puget Energy’s credit rating.  Puget Energy must pay a commitment fee on the unused portion of the $1.0 billion facility.  The spreads and the commitment fee depend on Puget Energy’s credit ratings.  As of the date of this report, the spread over prime rate is 1.0%, the spread to the LIBOR is 2.0% and the commitment fee is 0.75%.

Long-Term Debt Maturities
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of:
PSE long-term debt	$—	13,000	$—	162,000	250,000	3,348,860	3,773,860
Puget Energy long-term debt	—	—	843,000	—	—	950,000	1,793,000
Puget Energy long-term debt	$—	13,000	843,000	162,000	250,000	4,298,860	5,566,860

Financial Covenants
The Company’s credit facilities contain financial covenants related to cash flow interest coverage, cash flow to net debt outstanding and debt service coverage, each as specified in the facilities.  As of December 31, 2011, the Company is in compliance with its long-term debt financial covenants.